Dividend income - Summary of dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Dividend income [Line Items]
Dividend income	₩ 181,486	₩ 177,569	₩ 124,531
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	121,347	144,869	100,315
Securities at FVOCI
Details of Dividend income [Line Items]
Dividend income	₩ 60,139	₩ 32,700	₩ 24,216